Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Gold Fund, Inc.
Entity Central Index Key	0000923459
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000002879
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class AAA
Trading Symbol	GOLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GOLDX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GOLDX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class AAA	$65	1.40%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Gold Fund underperformed its benchmarks, the S&P 500, Philadelphia Gold & Silver, and NYSE Arca Gold Miners Indices. During the second quarter gold gave up all its year-to-date gains and by the end of June had declined by 7.2% for the first six months of the year. The gold price ended June at $4,008 per ounce for a decline of $660 per ounce for the second quarter of 2026 or about 14%.  Contributors included Montage Gold Corp.,  Aya Gold & Silver Inc., and Predictive Discovery Limited. Detractors included Americas Gold and Silver Corporation, Alamos Gold Inc., and Northern Star Resources Ltd.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Gabelli Gold Fund, Inc. - Class AAA	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
06/16	10,000	10,000	10,000	10,000
06/17	8,307	11,790	8,273	7,947
06/18	7,585	13,484	8,411	8,138
06/19	8,534	14,889	8,753	9,475
06/20	12,735	16,007	13,502	13,653
06/21	11,968	22,537	14,943	12,852
06/22	9,829	20,143	11,968	10,679
06/23	10,628	24,090	13,198	11,942
06/24	11,858	30,006	15,374	13,904
06/25	19,886	34,555	23,294	21,563
06/26	30,225	42,268	36,418	32,286

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class AAA	(11.64)%	51.99%	20.36%	11.70%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Philadelphia Gold & Silver Index	(6.57)%	56.34%	19.57%	13.95%
NYSE Arca Gold Miners Index	(11.10)%	49.73%	20.26%	12.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 637,162,698
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 4,065,246
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$637,162,698 Number of Portfolio Holdings56 Portfolio Turnover Rate5% Management Fees$4,065,246
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	100.0%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Metals and Mining	100.0%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Newmont Corp.	8.3%
Agnico Eagle Mines Ltd., Toronto	5.8%
Northern Star Resources Ltd.	5.0%
Endeavour Mining plc	4.3%
Kinross Gold Corp.	3.9%
Alamos Gold Inc., Toronto	3.6%
Anglogold Ashanti plc	3.3%
G Mining Ventures Corp.	3.2%
Discovery Silver Corp.	3.1%
IAMGOLD Corp.	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GOLDX/
C000002881
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class C
Trading Symbol	GLDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GLDCX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GLDCX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class C	$100	2.15%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Gold Fund underperformed its benchmarks, the S&P 500, Philadelphia Gold & Silver, and NYSE Arca Gold Miners Indices. During the second quarter gold gave up all its year-to-date gains and by the end of June had declined by 7.2% for the first six months of the year. The gold price ended June at $4,008 per ounce for a decline of $660 per ounce for the second quarter of 2026 or about 14%.  Contributors included Montage Gold Corp.,  Aya Gold & Silver Inc., and Predictive Discovery Limited. Detractors included Americas Gold and Silver Corporation, Alamos Gold Inc., and Northern Star Resources Ltd.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Gabelli Gold Fund, Inc. - Class C	Gabelli Gold Fund, Inc. - Class C (includes sales charge)	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
06/16	10,000	10,000	10,000	10,000	10,000
06/17	8,247	8,247	11,790	8,273	7,947
06/18	7,480	7,480	13,484	8,411	8,138
06/19	8,343	8,343	14,889	8,753	9,475
06/20	12,360	12,360	16,007	13,502	13,653
06/21	11,534	11,534	22,537	14,943	12,852
06/22	9,397	9,397	20,143	11,968	10,679
06/23	10,086	10,086	24,090	13,198	11,942
06/24	11,176	11,176	30,006	15,374	13,904
06/25	18,593	18,593	34,555	23,294	21,563
06/26	28,050	28,050	42,268	36,418	32,286

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class C	(11.95)%	50.86%	19.45%	10.86%
Gabelli Gold Fund, Inc. - Class C (includes sales charge)	(12.83)%	49.86%	19.45%	10.86%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Philadelphia Gold & Silver Index	(6.57)%	56.34%	19.57%	13.95%
NYSE Arca Gold Miners Index	(11.10)%	49.73%	20.26%	12.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 637,162,698
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 4,065,246
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$637,162,698 Number of Portfolio Holdings56 Portfolio Turnover Rate5% Management Fees$4,065,246
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	100.0%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Metals and Mining	100.0%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Newmont Corp.	8.3%
Agnico Eagle Mines Ltd., Toronto	5.8%
Northern Star Resources Ltd.	5.0%
Endeavour Mining plc	4.3%
Kinross Gold Corp.	3.9%
Alamos Gold Inc., Toronto	3.6%
Anglogold Ashanti plc	3.3%
G Mining Ventures Corp.	3.2%
Discovery Silver Corp.	3.1%
IAMGOLD Corp.	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GLDCX/
C000034312
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class I
Trading Symbol	GLDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GLDIX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GLDIX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class I	$54	1.15%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Gold Fund underperformed its benchmarks, the S&P 500, Philadelphia Gold & Silver, and NYSE Arca Gold Miners Indices. During the second quarter gold gave up all its year-to-date gains and by the end of June had declined by 7.2% for the first six months of the year. The gold price ended June at $4,008 per ounce for a decline of $660 per ounce for the second quarter of 2026 or about 14%.  Contributors included Montage Gold Corp.,  Aya Gold & Silver Inc., and Predictive Discovery Limited. Detractors included Americas Gold and Silver Corporation, Alamos Gold Inc., and Northern Star Resources Ltd.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Gabelli Gold Fund, Inc. - Class I	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
06/16	50,000	50,000	50,000	50,000
06/17	41,655	58,950	41,365	39,735
06/18	38,153	67,421	42,056	40,689
06/19	43,004	74,446	43,767	47,374
06/20	64,351	80,037	67,511	68,267
06/21	60,616	112,685	74,716	64,262
06/22	49,909	100,717	59,840	53,393
06/23	54,088	120,448	65,992	59,708
06/24	60,519	150,030	76,868	69,522
06/25	101,702	172,775	116,471	107,816
06/26	155,009	211,338	182,090	161,432

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class I	(11.51)%	52.42%	20.66%	11.98%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Philadelphia Gold & Silver Index	(6.57)%	56.34%	19.57%	13.95%
NYSE Arca Gold Miners Index	(11.10)%	49.73%	20.26%	12.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 637,162,698
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 4,065,246
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$637,162,698 Number of Portfolio Holdings56 Portfolio Turnover Rate5% Management Fees$4,065,246
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	100.0%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Metals and Mining	100.0%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Newmont Corp.	8.3%
Agnico Eagle Mines Ltd., Toronto	5.8%
Northern Star Resources Ltd.	5.0%
Endeavour Mining plc	4.3%
Kinross Gold Corp.	3.9%
Alamos Gold Inc., Toronto	3.6%
Anglogold Ashanti plc	3.3%
G Mining Ventures Corp.	3.2%
Discovery Silver Corp.	3.1%
IAMGOLD Corp.	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GLDIX/
C000002878
Shareholder Report [Line Items]
Fund Name	Gabelli Gold Fund, Inc.
Class Name	Class A
Trading Symbol	GLDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gabelli Gold Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GLDAX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GLDAX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Gabelli Gold Fund, Inc. - Class A	$65	1.40%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Gold Fund underperformed its benchmarks, the S&P 500, Philadelphia Gold & Silver, and NYSE Arca Gold Miners Indices. During the second quarter gold gave up all its year-to-date gains and by the end of June had declined by 7.2% for the first six months of the year. The gold price ended June at $4,008 per ounce for a decline of $660 per ounce for the second quarter of 2026 or about 14%.  Contributors included Montage Gold Corp.,  Aya Gold & Silver Inc., and Predictive Discovery Limited. Detractors included Americas Gold and Silver Corporation, Alamos Gold Inc., and Northern Star Resources Ltd.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	Gabelli Gold Fund, Inc. - Class A	Gabelli Gold Fund, Inc. - Class A (includes sales charge)	S&P 500 Index	Philadelphia Gold & Silver Index	NYSE Arca Gold Miners Index
06/16	10,000	10,000	10,000	10,000	10,000
06/17	8,309	7,831	11,790	8,273	7,947
06/18	7,588	7,152	13,484	8,411	8,138
06/19	8,535	8,044	14,889	8,753	9,475
06/20	12,743	12,010	16,007	13,502	13,653
06/21	11,976	11,287	22,537	14,943	12,852
06/22	9,833	9,268	20,143	11,968	10,679
06/23	10,631	10,020	24,090	13,198	11,942
06/24	11,866	11,183	30,006	15,374	13,904
06/25	19,891	18,747	34,555	23,294	21,563
06/26	30,239	28,500	42,268	36,418	32,286

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
Gabelli Gold Fund, Inc. - Class A	(11.62)%	52.03%	20.35%	11.70%
Gabelli Gold Fund, Inc. - Class A (includes sales charge)	(16.70)%	43.28%	18.94%	11.04%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Philadelphia Gold & Silver Index	(6.57)%	56.34%	19.57%	13.95%
NYSE Arca Gold Miners Index	(11.10)%	49.73%	20.26%	12.60%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 637,162,698
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 4,065,246
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$637,162,698 Number of Portfolio Holdings56 Portfolio Turnover Rate5% Management Fees$4,065,246
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	100.0%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Metals and Mining	100.0%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Newmont Corp.	8.3%
Agnico Eagle Mines Ltd., Toronto	5.8%
Northern Star Resources Ltd.	5.0%
Endeavour Mining plc	4.3%
Kinross Gold Corp.	3.9%
Alamos Gold Inc., Toronto	3.6%
Anglogold Ashanti plc	3.3%
G Mining Ventures Corp.	3.2%
Discovery Silver Corp.	3.1%
IAMGOLD Corp.	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GLDAX/